SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (176,599)
Intangible assets, net	11,192,378	687,500
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	687,500	687,500
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	10,333,144
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	275,447
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 72,886